Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (119,539,049)	$ (16,629,439)	¥ (254,352,054)	¥ 31,118,886
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use assets	1,975,693	274,845	5,752,591	5,505,422
Depreciation and amortization expenses	9,655,404	1,343,192	4,422,560	3,928,131
Gain on disposal of property, plant and equipment	(7,007)	(975)
Loss (gain) on lease termination	(102,732)	(14,291)	113,588
Share-based compensation	401,520	55,857	718,411	9,347,347
Inventory write-down	10,914,374	1,518,331	60,767,978	184,073,191
Change in fair value of cryptocurrencies	15,744,170	2,190,219
Changes in assets and liabilities:
Accounts receivable, net	1,175,678	163,552	(1,732,378)
Inventories, net	(27,884,590)	(3,879,109)	28,782,243	(71,446,484)
Prepayments	20,010,799	2,783,763	47,159,593	304,300,103
Other current assets	(3,005,135)	(418,053)	511,358	51,740,635
Accounts payable	1,079,515	150,175	898,564	10,591,202
Advance from customers	(9,022,758)	(1,255,183)	(16,662,392)	(794,302,470)
Operating lease liabilities, current	(2,031,618)	(282,625)	(4,349,974)	(5,330,448)
Other current liabilities	(38,693,414)	(5,382,757)	(5,504,025)	(4,466,304)
Net cash used in operating activities	(139,329,150)	(19,382,498)	(133,473,937)	(274,940,789)
Cash flows from investing activities:
Purchases of property, plant and equipment	(36,367,661)	(5,059,215)	(105,482,822)	(17,531,162)
Proceeds from disposal of property, plant and equipment	16,955	2,359
Proceeds from sales of short-term investments				33,640,500
Purchases of intangible assets				(49,292,208)
Purchase of cryptocurrencies	(220,414,835)	(30,662,572)
Net cash used in investing activities	(256,765,541)	(35,719,428)	(105,482,822)	(33,182,870)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants	315,620,394	43,906,905	72,802,734	144,043,186
Cash contribution from a noncontrolling shareholder	9,999,557	1,391,069
Proceeds from bank loans	220,030,488	30,609,105	128,247,467	17,093,316
Repayments of bank loans	(169,667,635)	(23,602,976)	(1,530,000)	(140,000)
Net cash provided by financing activities	375,982,804	52,304,103	199,520,201	160,996,502
Effects of exchange rate changes on cash, cash equivalents and restricted cash	4,379,036	609,179	159,828	1,132,887
Net decrease in cash, cash equivalents and restricted cash	(15,732,851)	(2,188,644)	(39,276,730)	(145,994,270)
Cash, cash equivalents and restricted cash at beginning of the year	48,582,654	6,758,479	87,859,384	233,853,654
Cash, cash equivalents and restricted cash at end of the year	32,849,803	4,569,835	48,582,654	87,859,384
Supplemental cash flow disclosures:
Interest paid	9,281,086	1,291,120	3,773,028	180,619
Income taxes paid				89,169
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	1,770,209	246,259	5,015,808	4,557,092
Liabilities assumed in connection with purchase of property, plant and equipment			46,180,063
Cryptocurrencies acquired through issuance of ordinary shares	¥ 36,294,458	$ 5,049,031